Average Annual Total Returns - Class A C S I N R T Shares - Janus Henderson Overseas Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes 10 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class A MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class A MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class A MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes 10 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class C MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class C MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class C MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes 10 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class S MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class S MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class S MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class I MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class I MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class I MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes 10 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class N MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class N MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class N MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class R Return Before Taxes 1 Year	Class R Return Before Taxes 5 Years	Class R Return Before Taxes 10 Years	Class R Return Before Taxes Since Inception	Class R Return Before Taxes Inception Date	Class R MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class R MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class R MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class R MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes 10 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T Return After Taxes on Distributions 1 Year	Class T Return After Taxes on Distributions 5 Years	Class T Return After Taxes on Distributions 10 Years	Class T Return After Taxes on Distributions Since Inception	Class T Return After Taxes on Distributions Inception Date	Class T Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class T Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class T Return After Taxes on Distributions and Sale of Fund Shares 10 Years		Class T Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class T Return After Taxes on Distributions and Sale of Fund Shares Inception Date		Class T MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class T MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class T MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class T MSCI All Country World ex-U.S. Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception
Total	9.67%	[1]	7.37%	[1]	(0.58%)	[1]	7.71%	[1]	May 02, 1994	[1]	10.65%	8.93%	4.92%		14.39%	[2]	7.81%	[2]	(0.76%)	[2]	7.20%	[2]	May 02, 1994	[2]	10.65%	8.93%	4.92%		16.25%	8.60%	(0.03%)	7.83%	May 02, 1994	10.65%	8.93%	4.92%		16.71%	9.00%	0.35%	8.16%	May 02, 1994	10.65%	8.93%	4.92%		16.87%	9.12%	0.42%	8.17%	May 02, 1994	10.65%	8.93%	4.92%		15.99%	8.32%	(0.28%)	7.58%	May 02, 1994	10.65%	8.93%	4.92%		16.58%	8.88%	0.23%	8.10%	May 02, 1994	16.51%	8.72%	(0.30%)	7.52%	May 02, 1994	10.13%	[3]	7.15%	[3]	0.14%	[3]	7.00%	[3]	May 02, 1994	[3]	10.65%	8.93%	4.92%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.